Subsequent Events (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) ft² shares	Sep. 30, 2015 USD ($) ft² shares	Jul. 31, 2015 USD ($)	Jun. 23, 2015 shares	Feb. 28, 2015 shares	Jun. 09, 2014 USD ($)	Dec. 31, 2013 USD ($) ft² shares	Nov. 30, 2013 shares
Subsequent Event [Line Items]
Area of real estate property | ft²		8,999,528	21,078,596					3,987,631
Mortgage loans on real estate, carrying amount of mortgages		$ 161,642,000	$ 318,874,000					$ 48,899,000
Common stock, shares authorized | shares		220,000,000	200,000,000		400,000,000			100,000,000	96,000,000
Industrial Property [Member]
Subsequent Event [Line Items]
Area of real estate property | ft²			14,167,861
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized | shares						400,000,000
Subsequent Event [Member] | Nine Property Investment [Member]
Subsequent Event [Line Items]
Area of real estate property | ft²		1,688,778
Payments to acquire real estate, total		$ 144,520,000
Percentage of occupancy for leased office and industrial property		100.00%
Mortgage loans on real estate, carrying amount of mortgages		$ 13,025,000
Mortgage loans on real estate, interest rate		5.57%
Debt instrument, maturity date		Nov. 01, 2016
Unsecured Revolving Credit And Term Loan Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 1,000,000,000						$ 400,000,000
Unsecured Revolving Credit And Term Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	600,000,000
Unsecured Credit Facillity [Member]
Subsequent Event [Line Items]
Line of credit facility, increase (decrease), net	200,000,000
Debt instrument, face amount				$ 450,000,000			$ 200,000,000
Unsecured Credit Facillity [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility, increase (decrease), net	$ 400,000,000